Business Combinations (Tables)	3 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Schedule of Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

January 25,
2019
(in thousands)
Cash	$686
Property, plant and equipment	1,769
Operating right-of-use assets	2,866
Goodwill*	33,894
Intangible asset**	8,061
Accounts receivable	3,100
Unbilled revenue	321
Prepayments and other current assets	916
Other receivables	43
Accounts payable	(650)
Payments on account	(1,437)
Other liabilities	(1,834)
Non-current lease liabilities	(2,167)
Non-current other liabilities	(1,123)
Non-current deferred tax liability	(2,096)

Net assets acquired	$42,349

Total consideration	$42,349

*Goodwill represents the acquisition of an established workforce with experience in molecular diagnostic specialty laboratory services and commercialization of precision medicines in oncology.
**The Company has made an initial estimate of separate intangible assets acquired of $8.1 million, being customer relationships and order book assets. This assessment is under review and will be finalized within 12 months of the date of acquisition.